Segment Reporting Income (Loss) From Continuing Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 25, 2010	Jun. 26, 2010	Mar. 27, 2010	Dec. 31, 2011		Dec. 25, 2010	Dec. 26, 2009
Segment Reporting
Net sales	$ 937.3	$ 954.4	$ 933.6	$ 690.4	$ 835.1	$ 875.0	$ 883.3	$ 661.0	$ 3,515.7	[1]	$ 3,254.4	$ 3,032.4	[1]
Interest Expense									(118.7)		(110.2)	(96.6)
Interest income									10.7		10.8	10.7
Income (loss) from continuing operations before income taxes									774.2		809.0	717.5
Income tax benefit (expense)									(99.4)		(138.7)	14.7
Net income (loss) from continuing operations									674.8		670.3	732.2
Less: Net income attributable to noncontrolling interests									(0.8)		(2.2)	(2.8)
Net income (loss) from continuing operations attributable to MCBC	172.4	194.7	224.3	82.6	111.3	257.0	237.8	62.0	674.0		668.1	729.4
Canada
Segment Reporting
Net sales									2,067.3	[1]	1,938.2	1,732.3	[1]
Interest Expense									0		0	0
Interest income									0		0	0
Income (loss) from continuing operations before income taxes									474.9		454.0	462.6
U.S.
Segment Reporting
Net sales									0	[1]	0	0	[1]
Interest Expense									0		0	0
Interest income									0		0	0
Income (loss) from continuing operations before income taxes									457.9		456.1	382.0
U.K.
Segment Reporting
Net sales									1,333.5	[1]	1,234.9	1,226.2	[1]
Interest Expense									0		0	0
Interest income									6.3		6.7	8.3
Income (loss) from continuing operations before income taxes									99.3		95.3	90.8
MCI
Segment Reporting
Net sales									122.6	[1]	80.0	72.9	[1]
Interest Expense									0		0	0
Interest income									0		0	0
Income (loss) from continuing operations before income taxes									(33.3)		(25.7)	(21.6)
Corporate
Segment Reporting
Net sales									1.3	[1]	1.3	1.0	[1]
Interest Expense									(118.7)		(110.2)	(96.6)
Interest income									4.4		4.1	2.4
Income (loss) from continuing operations before income taxes									(224.6)		(170.7)	(196.3)
Corporate Elimination
Segment Reporting
Net sales									(9.0)
Interest Expense									0
Interest income									0
Income (loss) from continuing operations before income taxes									$ 0

[1]	Represents intersegment sales from the U.K. segment to the MCI segment, which began in 2011.